Pension plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Pension plans
Expected employer contributions		$ 262
Contributions made by the employer	75
Overfunded pension plans
Pension costs
Service cost - benefits earned during the period	8
Interest cost on projected benefit obligation	129	92	98
Expected return on assets	(229)	(154)	(166)
Net periodic pension cost (credit)	(92)	(62)	(68)
Underfunded pension plans
Pension costs
Service cost - benefits earned during the period	15	18	20
Interest cost on projected benefit obligation	65	101	104
Expected return on assets	(65)	(92)	(93)
Amortizations and (gain) / loss	10	4	9
Net periodic pension cost (credit)	25	31	40
Underfunded other benefits
Pension costs
Service cost - benefits earned during the period	9	7	8
Interest cost on projected benefit obligation	27	27	25
Amortizations and (gain) / loss	(2)	(23)	(2)
Net periodic pension cost (credit)	$ 34	$ 11	$ 31